Investment Strategy - American Beacon SiM High Income ETF - American Beacon SiM High Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to maximize current income by investing in a diversified portfolio of debt securities that are generally rated below investment grade (such as Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch, Inc.) or, if unrated, are deemed to be below investment grade by the Fund’s sub-advisor, Strategic Income Management, LLC (“SiM”). These types of securities are commonly referred to as “high yield” or having “junk” status. The Fund has no limitation on investments in unrated securities.
The instruments in which the Fund may invest include: (1) corporate bonds, including debentures; (2) bank loans, including loans that may be “covenant-lite” based on the types of lender protections and borrower obligations in the loan agreements; and (3) convertible securities, including convertible preferred and contingent convertible securities. The Fund may also invest in  securitized instruments, including commercial and residential mortgage-backed securities that are not issued by U.S. government agencies, asset-backed securities, collateralized mortgage obligations, and mortgage pass-through instruments, some of which may provide exposure to subprime mortgages.
The Fund may also invest in income-oriented equity securities, including: (1) common and preferred stock; (2) income trusts, including real estate investment trusts (“REITs”); (3) business development companies (“BDCs”); (4) master limited partnerships (“MLPs”); and (5) exchange-traded funds (“ETFs”) that have similar principal investment strategies as the Fund.
In selecting investments for the Fund, SiM uses an approach that combines different aspects of top-down and bottom-up analysis. As part of its top-down analysis, SiM utilizes a core philosophy to identify positive long-term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing changes in dynamics that have not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom-up research to assess the fundamental strengths and weaknesses of each individual company and to identify the best risk/reward security for inclusion in the portfolio. The Fund may have a focused portfolio of fewer holdings than other diversified funds and typically invests in 40 to 80 holdings.
SiM may reduce or sell the Fund’s investments for a variety of reasons, including if, in SiM’s opinion, an instrument’s value becomes fully recognized or if there is a reassessment of the fundamental attributes of the instrument or its issuer.
The Fund may hold instruments issued by distressed issuers, which have the possibility of going through  bankruptcy proceedings, reorganizations, financial restructurings,  or otherwise experiencing financial hardship. The Fund may also invest in higher-quality investment-grade obligations, including those of the U.S. Government and its agencies and instrumentalities, among other issuers, if SiM determines that they offer better relative value than investing in below-investment-grade obligations.
The Fund may invest in derivative instruments that provide exposure to, or are a substitute for, investing directly in the reference instruments, and the Fund may use derivatives to decrease (i.e., hedge) or increase the Fund’s exposure to principal risks associated with the Fund’s investments, including currency risk and interest rate risk. These derivative instruments include non-U.S. currency futures contracts and U.S. Treasury futures contracts.
The Fund may invest in securities of foreign (or “non-U.S.”) issuers, including those in developed, emerging and frontier markets. The Fund may have exposure to non-U.S. currencies, including developed and emerging market currencies, for investment or hedging purposes, by purchasing or selling non-U.S. currency  futures contracts. The Fund may make direct investments in non-U.S. currencies and in securities denominated in non-U.S. currencies. Investments in currencies and currency hedging are established to extract value or reduce risk.
The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and Latin America. However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and Latin America may decline, and the Fund’s exposure to other countries or geographic areas may increase.
The Fund has no limitations regarding the maturities of the instruments it can hold, and such instruments may be callable. Investments may be fixed rate, variable rate or floating rate, and the Fund may hold instruments that pay scheduled coupon payments “in-kind”, or in additional principal, rather than cash. Securities in the Fund may be non-registered and may be restricted or limited in their ability to be traded.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee.